CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($)	Total	Capital Stock Face Value	Adjustment to Capital Stock	Legal Reserves	Voluntary Reserve	Other equity accounts	Unappropriated Retained Earnings	Other Accumulated Comprehensive Income (Loss)	Non-controlling Interests
Balance, Amount at Dec. 31, 2018	$ 104,092,715,000	$ 1,514,022,000	$ 39,442,309,000	$ 1,211,963,000	$ 13,928,894,000	$ 0	$ 46,517,137,000	$ 102,614,326,000	$ 1,478,389,000
Statement [Line Items]
Effect Of Ifric 23 Adoption	1,554,607,000	0	0	0	0	0	1,554,607,000	1,554,607,000	0
Modified Balances	105,647,322,000	1,514,022,000	39,442,309,000	1,211,963,000	13,928,894,000	0	48,071,744,000	104,168,933,000	1,478,389,000
Net Income For The Year	17,797,435,000	0	0	0	0	0	18,101,481,000	18,101,481,000	(304,046,000)
Other Comprehensive Income For The Year	(65,903,000)	0	0	0	0	0	(65,903,000)	(65,903,000)	0
Total Comprehensive (loss) Income For The Year	17,731,532,000	0	0	0	0	0	18,035,578,000	18,035,578,000	(304,046,000)
Increase In Legal Reserve	0	0	0	3,676,170,000	0	0	(3,676,170,000)
Increase In Voluntary Reserve	0	0	0		42,840,965,000	0	(42,840,965,000)	0	0
Dividends In Cash	(2,278,739,000)	0	0	0	(2,291,653,000)	0	12,915,000	(2,278,739,000)	0
Contributions From Non-controlling Interests	398,477,000	0	0	0		0			398,477,000
Dividends In Cash Distributed By A Subsidiary (4)	(47,734,000)	0	0	0	0	0	0	0	(47,734,000)
Share-based Payments	99,781,000	0	0	0	0	0	0	0	99,781,000
Balance, Amount at Dec. 31, 2019	121,550,639,000	1,514,022,000	39,442,309,000	4,888,133,000	54,478,206,000	0	19,603,102,000	119,925,772,000	1,624,867,000
Statement [Line Items]
Net Income For The Year	10,502,426,000	0	0			0	10,402,779,000	10,402,779,000	99,647,000
Other Comprehensive Income For The Year	8,308,000	0	0	0	0	0		8,308,000
Total Comprehensive (loss) Income For The Year	10,510,734,000			0			10,411,087,000	10,411,087,000	99,647,000
Increase In Legal Reserve	0	0	0	905,073,000	0	0	(905,073,000)
Increase In Voluntary Reserve	0	0	0		18,698,031,000	0	(18,698,031,000)	0	0
Dividends In Cash Distributed By A Subsidiary (4)	(96,540,000)	0	0	0		0		0	(96,540,000)
Share-based Payments	2,525,000	0	0	0	0		0		2,525,000
Transaction With Non-controlling Interest (note 18)	(4,404,549,000)	0	0	0	0	(2,967,736,000)	0	(2,967,736,000)	(1,436,813,000)
Balance, Amount at Dec. 31, 2020	127,562,809,000	1,514,022,000	39,442,309,000	5,793,206,000	73,176,237,000	(2,967,736,000)	10,411,085,000	127,369,123,000	193,686,000
Statement [Line Items]
Net Income For The Year	(647,863,000)	0	0	0	0	0	(742,076,000)	(742,076,000)	94,213,000
Other Comprehensive Income For The Year	252,000	0	0	0	0	0	252,000	252,000	0
Increase In Legal Reserve	0	0	0	520,139,000	0	0	(520,139,000)
Increase In Voluntary Reserve	0	0	0		9,882,639,000	0	(9,882,639,000)	0	0
Dividends In Cash Distributed By A Subsidiary (4)	(117,786,000)	0	0	0		0		0	(117,786,000)
Total Comprehensive (loss) Income For The Year	(647,611,000)						(741,824,000)	(741,824,000)	94,213,000
Balance, Amount at Dec. 31, 2021	$ 126,797,412,000	$ 1,514,022,000	$ 39,442,309,000	$ 6,313,345,000	$ 83,058,876,000	$ (2,967,736,000)	$ (733,517,000)	$ 126,627,299,000	$ 170,113,000